Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Consolidated Profit for the Year	R$ 15,559,324	R$ 13,450,753	R$ 16,631,450
Other comprehensive income that will be reclassified subsequently to profit or loss when specific conditions are met:	(3,245,041)	(897,996)	1,468,651
Financial assets measured at fair value through other comprehensive income	(2,389,705)	(1,003,155)	1,352,702
Financial assets measured at fair value through other comprehensive income	(4,255,996)	(1,976,013)	2,926,285
Income taxes	1,866,291	972,858	(1,573,583)
Cash flow hedges	(855,335)	105,159	115,949
Valuation adjustments	(1,628,393)	168,015	270,119
Amounts transferred to income statement			6,767
Income taxes	773,058	(62,856)	(160,937)
Other comprehensive income that will not be reclassified to net income:	266,692	555,624	(675,497)
Defined benefits plan	266,692	555,624	(675,497)
Defined benefits plan	592,967	1,110,034	(1,358,578)
Income taxes	(326,275)	(554,410)	683,081
Total comprehensive income	12,580,976	13,108,381	17,424,604
Attributable to the parent	12,549,704	13,076,157	17,200,086
Attributable to non-controlling interests	31,272	32,224	224,518
Total comprehensive income	R$ 12,580,976	R$ 13,108,381	R$ 17,424,604